RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.       RELATED PARTY TRANSACTIONS

The Company's key management personnel include members of the board of directors and executive officers. The Company provides salaries or cash compensation, and other non-cash benefits to directors and executive officers.

	For the years ended December 31,
	2017	2016	2015
Short-term employee benefits
Employee salaries and bonuses	$1,326,702	$1,224,103	$1,310,852
Directors fees	267,785	270,000	270,000
Social security and medical care costs	32,912	43,224	33,433

	1,627,399	1,537,327	1,614,285

Post-employment benefits
Contributions to defined contribution pension plan	15,928	13,646	26,294

Share-based payments	1,055,719	253,766	1,083,985

Total key management remuneration	$2,699,046	$1,804,739	$2,724,564